Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Columbia Strategic Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class A
Trading Symbol	COSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	5.22	2.66	3.68
Class A (including sales charges)	0.24	1.68	3.18
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,913,125,036
Holdings Count | Holding	1,324
Advisory Fees Paid, Amount	$ 31,610,936
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Derivative
Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories

Columbia Strategic Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class C
Trading Symbol	CLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 172	1.69%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	4.41	1.89	2.91
Class C (including sales charges)	3.41	1.89	2.91
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,913,125,036
Holdings Count | Holding	1,324
Advisory Fees Paid, Amount	$ 31,610,936
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Derivative
Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories

Columbia Strategic Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	LSIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	5.46	2.92	3.95
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,913,125,036
Holdings Count | Holding	1,324
Advisory Fees Paid, Amount	$ 31,610,936
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represent
ed as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories

Columbia Strategic Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CTIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	5.49	2.97	3.99
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,913,125,036
Holdings Count | Holding	1,324
Advisory Fees Paid, Amount	$ 31,610,936
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories

Columbia Strategic Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CPHUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	5.57	3.02	4.03
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,913,125,036
Holdings Count | Holding	1,324
Advisory Fees Paid, Amount	$ 31,610,936
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories

Columbia Strategic Income Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class R
Trading Symbol	CSNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 122	1.19%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	4.92	2.42	3.41
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,913,125,036
Holdings Count | Holding	1,324
Advisory Fees Paid, Amount	$ 31,610,936
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories

Columbia Strategic Income Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Income Fund
Class Name	Class S
Trading Symbol	LSIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of October 2, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 64 (a)	0.69% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 64	[1]
Expense Ratio, Percent	0.69%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	5.41	2.70	3.70
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,913,125,036
Holdings Count | Holding	1,324
Advisory Fees Paid, Amount	$ 31,610,936
Investment Company, Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized